Share-Based Compensation - Schedule of Transactions Related to the Grant of Options to Employees, Directors and Non-Employees Under the Company’s Options Plan (Details) - USD ($)		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Schedule of Transactions Related to the Grant of Options to Employees, Directors and Non-Employees Under the Company’s Options Plan [Abstract]
Number of options, Outstanding balance	9,974,095	8,698,270
Weighted average exercise price, Outstanding balance	$ 0.05	$ 0.6
Weighted average remaining contractual term, Outstanding balance	6 years 4 months 28 days	5 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding balance		$ 20.00
Number of options, Vested and expected to vest at end of period		8,698,270
Weighted average exercise price, Vested and expected to vest at end of period		$ 0.6
Weighted average remaining contractual term, Vested and expected to vest at end of period		5 years 3 months 18 days
Aggregate Intrinsic Value, Vested and expected to vest at end of period
Number of options, Exercisable		8,328,987
Weighted average exercise price, Exercisable		$ 0.63
Weighted average remaining contractual term, Exercisable		5 years 4 months 17 days
Aggregate Intrinsic Value, Exercisable
Number of options, Granted		740,000
Weighted average exercise price, Granted
Weighted average remaining contractual term, Granted		5 years
Aggregate Intrinsic Value, Granted		$ 20.00
Number of options, Exercised
Weighted average exercise price, Exercised
Weighted average remaining contractual term, Exercised
Aggregate Intrinsic Value, Exercised
Number of options, Forfeited		(53,333)
Weighted average exercise price, Forfeited		$ 0.24
Weighted average remaining contractual term, Forfeited
Aggregate Intrinsic Value, Forfeited
Number of options, Expired		(1,962,492)
Weighted average exercise price, Expired		$ 0.62
Weighted average remaining contractual term, Expired
Aggregate Intrinsic Value, Expired